Summary of Significant Accounting Policies (Revenue Recognition and Cost of Revenues) (Narrative) (Details) (USD $)	12 Months Ended		4 Months Ended	8 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Advertising Sales [Member]	Aug. 31, 2012 Advertising Sales [Member]
Schedule of Significant Accounting Policies [Line Items]
Cash incentives to third-party agencies	$ 72,464	$ 1,374,030
Applicable business tax rate				5.00%
VAT rate			6.00%
Applicable VAT rate for small scale taxpayer in Pilot Program			3.00%